Share-based plans - Compensation Expense Related to Cash-Settled Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MB LTIP 2024+
Share-based plans
Expense from cash-settled share-based payment transactions	€ 3,468
LTIP 2024+
Share-based plans
Expense from cash-settled share-based payment transactions	12,078
LTIP 2022+
Share-based plans
Expense from cash-settled share-based payment transactions	24,013	€ 17,181	€ 3,765
MB LTIP 2020
Share-based plans
Expense from cash-settled share-based payment transactions	(1,675)	5,417	(629)
LTIP 2019
Share-based plans
Expense from cash-settled share-based payment transactions	€ 574	9,138	(4,416)
MB LTIP 2019
Share-based plans
Expense from cash-settled share-based payment transactions		€ 779	(358)
NxStage LTIP
Share-based plans
Expense from cash-settled share-based payment transactions			(758)
LTIP 2016
Share-based plans
Expense from cash-settled share-based payment transactions			€ (3,475)